INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Income tax expense	$ 13,127	$ 14,032	$ 18,729	$ 9,516
Effective income tax rate	34.30%	32.10%
U.S. federal income tax rate	21.00%	21.00%